united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares						Value
	COMMON STOCK - 0.0%
	BANKS - 0.0%
38,082	National Bank of Greece SA *					$14,395
	TOTAL COMMON STOCK (Cost - $282,833)

	EXCHANGE TRADED FUNDS - 3.2%
	EQUITY - 3.2%
29,504	Financial Select Sector SPDR Fund					877,449
86,775	VanEck Vectors Russia ETF					2,038,345
	EXCHANGE TRADED FUNDS - (Cost - $2,840,367)					2,915,794

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.0%
	CALL OPTION PURCHASED - 0.0%
135	Crude Oil Future, Maturing December 2018 ** #	B of A Merrill Lynch	$13,500,000	11/15/2018	$100.00	6,750
	TOTAL CALL OPTION PURCHASED (Cost - $12,960)

	SHORT-TERM INVESTMENTS - 10.7%
	MONEY MARKET FUNDS - 10.7%
2,176,220	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.22% ^ +					2,176,220
293,853	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.21% # ^ +					293,853
2,470,074	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.21% # ^ +					2,470,074
2,470,074	Invesco STIT - Government & Agency Portfolio - Insitutional Class, 1.24% # ^ +					2,470,074
2,470,074	Invesco STIT - Treasury Portfolio - Institutional Class, 1.22% # ^ +					2,470,074
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,880,295)					9,880,295

	TOTAL INVESTMENTS - 13.9% (Cost - $13,016,455) (a)					$12,817,234
	SECURITIES SOLD SHORT - (3.5) % (Proceeds - $3,175,729)					(3,214,773)
	OTHER ASSETS LESS LIABILITIES - 89.6%					83,031,108
	NET ASSETS - 100.0%					$92,633,569

Shares
	SECURITIES SOLD SHORT - (3.5) %
	EXCHANGE TRADED FUND - (0.8) %
13,190	Vanguard Mortgage-Backed Securities ETF					683,902

	MEDIA - (1.4) %
8,678	CBS Corp.					499,940
7,463	Walt Disney Co.					811,004
						1,310,944
	TELECOMMUNICATIONS - (1.3) %
22,562	Verizon Communications, Inc.					1,219,927

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,175,729)					3,214,773

	ETF- Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	1,000 contracts per contract.
^	Money market fund; interest rate reflects effective yield on January 31, 2018.
+	All or a portion of the security is held as collateral for securities sold short.
#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,894,985 including securities sold short,
	excluding forward currency contracts and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized appreciation	$-
					Unrealized depreciation	(292,524)
					Net unrealized depreciation	$(292,524)

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	2/6/2018	Jefferies	1,812,500	$2,578,000	$12,587
Euro	2/6/2018	Jefferies	3,625,000	4,517,441	15,191
Indian Rupee	4/5/2018	Jefferies	129,800,000	2,024,568	(3,557)
Indian Rupee	4/16/2018	Jefferies	114,500,000	1,783,150	1,049
Indian Rupee	4/17/2018	Jefferies	113,900,000	1,773,555	(6,411)
Japan Yen	2/6/2018	Jefferies	400,000,000	3,665,603	(14,250)
Saudi Ryal	2/12/2018	Jefferies	6,400,000	1,706,703	1,173
Saudi Ryal	5/8/2018	Jefferies	33,300,000	8,880,390	11,505
Saudi Ryal	5/9/2018	Jefferies	14,105,000	3,761,486	21,099
Saudi Ryal	5/9/2018	Jefferies	4,600,000	1,226,716	1,651
Saudi Ryal	5/9/2018	Jefferies	8,000,000	2,133,420	4,061
Saudi Ryal	5/9/2018	Jefferies	4,400,000	1,173,381	986
Saudi Ryal	5/9/2018	Jefferies	26,578,000	7,087,754	288
Saudi Ryal	7/12/2018	Jefferies	10,240,000	2,730,208	5,717
Saudi Ryal	7/19/2018	Jefferies	2,560,000	682,536	1,504
Saudi Ryal	7/19/2018	Jefferies	5,122,000	1,365,606	31
Swiss Franc	2/6/2018	Jefferies	1,750,000	1,883,320	10,059
				$48,973,837	$62,683
To Sell:
British Pound	2/6/2018	Jefferies	1,812,500	$2,578,000	$(26,362)
Indian Rupee	4/5/2018	Jefferies	15,800,000	246,442	240
Saudi Ryal	2/12/2018	Jefferies	6,400,000	1,706,703	(4,938)
Saudi Ryal	5/8/2018	Jefferies	18,046,683	4,812,660	(21,293)
Saudi Ryal	5/8/2018	Jefferies	15,253,317	4,067,730	(17,460)
Saudi Ryal	5/9/2018	Jefferies	45,200,000	12,053,823	(55,840)
Saudi Ryal	5/9/2018	Jefferies	8,883,000	2,368,896	(8,154)
Saudi Ryal	5/9/2018	Jefferies	3,600,000	960,039	(1,700)
Saudi Ryal	7/12/2018	Jefferies	10,240,000	2,730,208	(21,213)
Saudi Ryal	7/19/2018	Jefferies	7,682,000	2,048,142	(13,930)
Swiss Franc	2/6/2018	Jefferies	1,750,000	1,883,319	(15,657)
				$35,455,962	$(186,307)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares			Value
	COMMON STOCK - 68.2%
	AUTO PARTS & EQUIPMENT - 2.0%
193,818	KTM Industries AG*		$1,626,270

	BANKS - 4.3%
2,810,660	Liberbank SA ^		1,579,824
292,101	Nordax Group AB ^		1,952,422
			3,532,246
	BUILDING MATERIALS - 4.1%
26718	Rhi Magnesita NV		1,729,124
15,129	Imerys SA ^		1,626,493
			3,355,617
	CHEMICALS - 2.1%
60,650	K+S AG		1,709,050

	COMPUTERS - 1.9%
42,141	Solutions 30 SE * ^		1,564,417

	DISTRIBUTION/WHOLESALE - 2.2%
244,425	Fourlis Holdings SA		1,790,417

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
100,917	Burford Capital Ltd. ^		1,765,163

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
1,692,662	Kitron ASA		1,819,166

	ENGINEERING & CONSTRUCTION - 4.1%
102,417	Lehto Group Oyj ^		1,569,309
19,939	Acciona SA ^		1,811,759
			3,381,068
	FOOD - 2.0%
197,170	Dairy Crest Group PLC * ^		1,650,071

	HAND/MACHINE TOOLS - 1.4%
568,505	Meyer Burger Technology AG * ^		1,154,623

	HEALTHCARE - PRODUCTS - 0.6%
116,665	Amplitude Surgical SAS *		526,115

	INTERNET - 4.4%
299,141	eDreams ODIGEO SA * ^		1,975,073
100,356	Catena Media PLC * ^		1,612,442
			3,587,515
	MACHINERY - DIVERSIFIED - 2.3%
60,094	SAES Getters SpA		1,923,958

	METAL FABRICATE/HARDWARE - 1.9%
226,496	Vallourec SA ^		1,556,946

	MINING - 0.8%
975,933	Rupert Resources Ltd. *		656,270

	OIL & GAS SERVICES - 0.9%
555,059	Archer Ltd. *		762,128

	PACKAGING & CONTAINERS - 2.2%
197,371	Metsa Board OYJ ^		1,801,036

	PHARMACEUTICALS - 1.9%
192,193	Eco Animal Health Group PLC *		1,557,857

	PRIVATE EQUITY - 1.9%
13630	MBB SE ^		1,596,081

	REAL ESTATE - 1.9%
69,452	Neinor Homes, S.L.U. * ^		1,600,618

	RETAIL - 10.5%
403,560	City Pub Group PLC *		978,471
346,957	Footasylum PLC *		1,011,451
222,754	Verkkokauppa.com Oyj		2,097,870
220,000	Koovs PLC *		36,760
214,553	Applegreen PLC		1,568,242
34,818	Maisons du Monde SA ^		1,500,760
12,754	Fnac Darty SA * ^		1,490,324
			8,683,877
	SEMICONDUCTORS - 1.7%
916,523	IQE PLC *		1,391,970

	SOFTWARE - 2.1%
51,050	RIB Software SE ^		1,733,616

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares			Value
	COMMON STOCK (Continued) - 68.2%
	TELECOMMUNICATIONS - 1.9
118,760	ICE Group AS		$1,547,099

	TRANSPORTATION - 4.8%
94,587	Goodbulk Ltd. *		1,417,024
47,578	D/S Norden A/S		950,891
34,542	Construcciones y Auxiliar de Ferrocarriles SA ^		1,613,653
			3,981,568

	TOTAL COMMON STOCK (Cost - $47,962,283)		56,254,762

	SHORT-TERM INVESTMENT - 23.0%
	MONEY MARKET FUND - 23.0%
18,913,161	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.22% **		18,913,161
	TOTAL SHORT-TERM INVESTMENT (Cost - $18,913,161)

	TOTAL INVESTMENTS - 91.2% (Cost - $66,875,444) (a)		$75,167,923
	SECURITIES SOLD SHORT - (14.5) % (Proceeds - $11,266,950)		(11,952,447)
	OTHER ASSETS LESS LIABILITIES - 23.3%		19,211,528
	NET ASSETS - 100.0%		$82,427,004

	SECURITIES SOLD SHORT - (14.5)%
	AUTO PARTS & EQUIPMENT - (1.1) %
54,619	Brembo SpA		884,542

	CHEMICALS - (0.9) %
14,126	Fuchs Petrolub SE		774,289

	COMMERCIAL SERVICES - (1.2) %
86,665	Aggreko PLC		994,071

	DIVERSIFIED FINANCIAL SERVICES - (3.2) %
23,346	Avanza Bank Holding AB*		1,316,138
49,944	Hargreaves Lansdown PLC		1,319,251
			2,635,389
	FOOD - (2.7) %
13,729	Viscofan, S.A.		962,894
31,741	ICA Gruppen AB		1,247,776
			2,210,670
	FOREST PRODUCTS & PAPER - (1.4) %
174,854	Ence Energia y Celulosa SA		1,127,242

	PACKAGING & CONTAINERS - (1.4) %
13,652	Gerresheimer AG		1,195,592

	RETAIL - (1.6) %
860,456	Debenhams PLC		367,084
411,716	SIG PLC		951,993
			1,319,077
	TRANSPORTATION - (1.0)%
242,854	Stobart Group Ltd.		811,575

	TOTAL SECURITIES SOLD SHORT (Proceeds - $11,266,950)		11,952,447

PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
** Money market fund; interest rate reflects effective yield on January 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,663,469 including securities sold short, excluding foreign currency contracts and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$9,071,748
		Unrealized depreciation	(1,519,741)
		Net unrealized appreciation	$7,552,007

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Euro	2/15/2018	Goldman Sachs	1,601,218	$1,996,478	$7,385

To Sell:
British Pound	2/15/2018	Goldman Sachs	3,428,210	$4,877,605	$(155,643)
British Pound	2/15/2018	Goldman Sachs	1,430,865	2,035,812	(14,646)
Canadian Dollar	2/15/2018	Goldman Sachs	829,543	676,267	(7,989)
Danish Krone	2/15/2018	Goldman Sachs	5,880,641	985,261	(18,888)
Euro	2/15/2018	Goldman Sachs	24,198,901	30,172,399	(560,542)
Norwegian Krone	2/15/2018	Goldman Sachs	58,836,094	7,667,840	(199,164)
Swedish Krona	2/15/2018	Goldman Sachs	3,772,354	480,720	(11,508)
Swiss Franc	2/15/2018	Goldman Sachs	3,089,018	3,326,438	(120,050)
				$50,222,342	$(1,088,430)

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares						Value
	COMMON STOCK - 95.6%
	ADVERTISING - 3.2%
38,539	EVINE Live, Inc. *					$47,018
9,988	Omnicom Group, Inc. +					765,580
3,371	WPP PLC - ADR +					304,738
						1,117,336
	AGRICULTURE - 0.7%
7,012	Universal Corp.					336,576

	APPAREL - 0.7%
6,412	Unifi, Inc. * +					228,331

	AUTO PARTS & EQUIPMENT - 1.0%
2,254	Cooper Tire & Rubber Co.					88,131
8,248	Horizon Global Corp. *					69,696
964	Lear Corp. +					186,187
						344,014
	BANKS - 1.2%
1,497	Goldman Sachs Group, Inc. +					401,031

	BIOTECHNOLOGY - 1.1%
9,036	AMAG Pharmaceuticals, Inc. * +					129,667
16,089	Iovance Biotherapeutics, Inc. * +					250,184
						379,851
	BUILDING MATERIALS - 1.3%
21,054	Ply Gem Holdings, Inc. * +					451,608

	CHEMICALS - 0.4%
1,244	Eastman Chemical Co. +					123,380

	COMMERCIAL SERVICES - 9.8%
34,039	AstroNova, Inc. +					456,123
43,835	Atento SA +					427,391
101,316	Cambium Learning Group, Inc. * +					711,238
5,422	Deluxe Corp. +					402,692
3,332	EVERTEC, Inc.					52,146
4,900	FTI Consulting, Inc. * +					213,003
5,667	Resources Connection, Inc. +					92,655
13,460	RR Donnelley & Sons Co. +					109,968
10,207	ServiceMaster Global Holdings, Inc. * +					538,113
6,325	Team, Inc. * +					107,525
9,961	TrueBlue, Inc. * +					272,433
						3,383,287
	COMPUTERS - 5.1%
5,427	Agilysys, Inc. * +					65,124
8,730	Cognizant Technology Solutions Corp. +					680,765
5,091	Computer Task Group, Inc. * +					26,473
8,894	Convergys Corp. +					206,963
16,227	CSRA, Inc. +					540,035
2,357	Dell Technologies, Inc. *					168,997
3,953	Presidio, Inc. *					72,379
						1,760,736
	DISTRIBUTION/WHOLESALE - 2.0%
56,220	Houston Wire & Cable Co. * +					393,540
4,172	WESCO International, Inc. * +					284,322
						677,862
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
8,807	GoldMoney, Inc. *					33,165
30,702	Waddell & Reed Financial, Inc. +					706,146
						739,311
	ELECTRONICS - 4.4%
3,441	Avnet, Inc. +					146,243
29,786	Celestica, Inc. * +					300,839
3,325	TE Connectivity Ltd. +					340,912
7,132	Tech Data Corp. * +					715,126
						1,503,120
	ENGINEERING & CONSTRUCTION - 0.4%
6,963	KBR, Inc. +					141,627

	ENTERTAINMENT - 2.0%
12,491	Speedway Motorsports, Inc. +					259,188
16,277	Stars Group, Inc. * +					414,250
						673,438
	ENVIRONMENTAL CONTROL - 0.7%
3,030	Stericycle, Inc. * +					228,341

	FOOD - 9.1%
17,016	Campbell Soup Co. +					792,095
24,225	High Liner Foods, Inc.					272,688
17,397	Kroger Co. +					528,173
8,769	Nomad Foods Ltd. * +					149,424
3,509	TreeHouse Foods, Inc. * +					165,484
8,672	United Natural Foods, Inc. * +					412,787
25,205	US Foods Holding Corp. * +					809,837
						3,130,488
	FOREST PRODUCTS & PAPER - 0.6%
8,686	PH Glatfelter Co. +					202,905

	HEALTHCARE-SERVICES - 2.9%
9,733	HCA Healthcare, Inc. * +					984,590

	HOLDING COMPANIES DIVERSIFIED - 0.7%
11,432	Steel Partners Holdings LP +					232,070

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	COMMON STOCK (Continued) - 95.6%
	HOME FURNISHINGS - 0.2%
375	Whirlpool Corp.					$68,033

	HOUSEHOLD PRODUCTS - 0.6%
2,653	SodaStream International Ltd. * +					208,605

	HOUSEWARES - 0.2%
2,171	Newell Brands, Inc.					57,401

	INSURANCE - 0.1%
32,888	WMIH Corp. *					31,013

	INTERNET - 4.5%
719	ePlus, Inc. *					55,507
5,008	F5 Networks, Inc. * +					723,856
3,586	Facebook, Inc. * +					670,188
24,563	Pandora Media, Inc. *					117,411
						1,566,962
	IRON & STEEL - 1.6%
6,380	Reliance Steel & Aluminum Co. +					558,824

	LODGING - 0.9%
29,318	Playa Hotels & Resorts NV +					303,735

	MACHINERY - DIVERSIFIED - 0.4%
2,194	Hurco Cos., Inc.					99,059
11,191	Xerium Technologies, Inc. *					48,905
						147,964
	MEDIA - 4.3%
21,366	Discovery Communications, Inc. * +					509,793
3,341	Liberty Media Corp. * +					78,547
38,159	MSG Networks, Inc. * +					915,816
						1,504,156
	MINING - 0.8%
62,748	Kinross Gold Corp. +					271,699

	OIL & GAS - 0.5%
1,724	Valero Energy Corp. +					165,452

	PACKAGING & CONTAINERS - 2.8%
24,176	Ardagh Group SA +					483,520
29,526	Graphic Packaging Holding Co. +					476,845
						960,365
	PHARMACEUTICALS - 2.7%
4,508	AmerisourceBergen Corp. +					449,312
1,892	McKesson Corp. +					319,521
9,344	Valeant Pharmaceuticals International, Inc. *					172,957
						941,790
	RETAIL - 7.5%
3,126	Asbury Automotive Group, Inc. * +					227,104
13,104	Ascena Retail Group, Inc. * +					28,305
14,608	Big 5 Sporting Goods Corp.					82,535
1,376	CarMax, Inc. *					98,205
24,512	Cato Corp. +					291,203
5,140	CVS Health Corp. +					404,467
17,670	Genesco, Inc. * +					615,800
27,502	Michaels Cos., Inc. * +					738,979
4,839	Sonic Automotive, Inc.					104,280
						2,590,878
	SEMICONDUCTORS - 2.3%
9,332	Intel Corp. +					449,243
2,753	Microsemi Corp. * +					170,108
80,693	O2Micro International Ltd. - ADR * +					121,846
889	QUALCOMM, Inc. +					60,674
						801,871
	SOFTWARE - 4.3%
1,985	CSG Systems International, Inc. +					89,662
11,428	Donnelley Financial Solutions, Inc. * +					245,131
99	Exela Technologies, Inc. *					565
7,599	j2 Global, Inc.					607,844
5,811	Microsoft Corp. +					552,103
						1,495,305
	TELECOMMUNICATION - 11.8%
48,593	Alaska Communications Systems Group, Inc. *					112,736
20,288	ARRIS International PLC * +					513,286
11,171	CenturyLink, Inc. +					198,956
16,728	Cisco Systems, Inc. +					694,881
19,615	Comtech Telecommunications Corp. +					424,272
23,889	Iridium Communications, Inc. * +					303,390
10,774	Juniper Networks, Inc. +					281,740
11,344	Liberty Latin America Ltd. * +					257,169
4,527	Telephone & Data Systems, Inc. +					124,176
7,114	TESSCO Technologies, Inc. +					156,152
12,832	Verizon Communications, Inc. +					693,826
3,945	ViaSat, Inc. * +					298,321
						4,058,905
	TRANSPORTATION & LOGISTICS - 0.7%
15,388	Roadrunner Transportation Systems, Inc. * +					85,711
1,309	United Parcel Service, Inc.					166,662
						252,373

	TOTAL COMMON STOCK (Cost - $29,487,994)					33,025,233

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Contracts				Option		Value
	OPTIONS PURCHASED - 0.3%	Counterparty	Notional	Expiration Date	Exercise Price
	CALL OPTIONS PURCHASED - 0.3% **
43	Campbell Soup Co.	Goldman Sachs	$215,000	1/18/2019	$50.00	$12,040
60	Elf Beauty, Inc.	Goldman Sachs	120,000	2/16/2018	$20.00	3,720
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	$105.00	34,157
50	Valeant Pharmaceuticals International, Inc.	Goldman Sachs	50,000	1/17/2020	$10.00	54,125
	TOTAL OPTIONS PURCHASED (Cost - $101,446)					104,042
Shares
	MONEY MARKET FUND - 11.4%
1,961,982	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.22% ^					1,961,982
1,966,123	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.21% ^					1,966,123
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,928,105)					3,928,105

	TOTAL INVESTMENTS - 107.3% (Cost - $33,517,545) (a)					$37,057,380
	CALL OPTIONS WRITTEN - (0.3) % (Proceeds - $60,041)					(81,240)
	SECURITIES SOLD SHORT - (72.9) % (Proceeds - $23,707,962)					(25,186,084)
	OTHER ASSETS LESS LIABILITIES - 65.9%					22,755,813
	NET ASSETS - 100.0%					$34,545,869

Contracts
	OPTIONS WRITTEN - (0.3) %			Option
	CALL OPTIONS WRITTEN - (0.3) % **	Counterparty	Notional	Expiration Date	Exercise Price
38	Accelerate Diagnostics, Inc.	Goldman Sachs	$57,000	5/18/2018	$15.00	$53,200
1	Caravana Co.	Goldman Sachs	1,000	5/18/2018	$10.00	915
31	Cloudera, Inc.	Goldman Sachs	31,000	2/6/2018	$10.00	27,125
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $60,041)					81,240

Shares
	SECURITIES SOLD SHORT - (72.9) %
	AEROSPACE & DEFENSE - (0.9) %
3,375	Aerovironment, Inc. *					173,340
12,059	Kratos Defense & Security Solutions, Inc. *					137,593
						310,933
	AGRICULTURE - (0.2) %
3,960	Cadiz, Inc. *					57,618

	APPAREL - (0.7) %
6,855	Canada Goose Holdings, Inc. *					246,369

	AUTO MANUFACTURERS - (1.1) %
2,634	Navistar International Corp. *					120,716
3,439	REV Group, Inc.					100,625
474	Tesla, Inc. *					167,943
						389,284
	AUTO PARTS & EQUIPMENT - (0.4) %
4,897	Motorcar Parts of America, Inc. *					133,296

	BANKS - (0.9) %
3,509	First Financial Bankshares, Inc.					162,993
2,370	Westamerica Bancorporation					140,707
						303,700
	BEVERAGES - (0.9) %
5,332	Farmer Brothers Co. *					168,491
1,454	MGP Ingredients, Inc.					130,191
						298,682
	BIOTECHNOLOGY - (2.8) %
1,379	Assembly Biosciences, Inc.					65,061
7,058	Calyxt, Inc.					183,861
2,484	Emergent BioSolutions, Inc.					121,194
4,058	Exact Sciences Corp.					201,723
405	Illumina, Inc.					94,219
8,223	Intrexon Corp.					106,899
2,044	Ionis Pharmaceuticals, Inc.					107,351
3,083	Omeros Corp.					49,914
677	Puma Biotechnology, Inc.					45,257
						975,479
	BULDING MATERIALS - (1.6) %
3,129	AAON, Inc.					113,896
5,755	Cree, Inc. *					198,605
4,121	JELD-WEN Holding, Inc. *					161,873
780	Trex Co., Inc. *					87,040
						561,414
	CHEMICALS - (0.4) %
114	NewMarket Corp.					45,325
613	Quaker Chemical Corp.					94,341
						139,666
	COMMERCIAL SERVICES - (3.1) %
1,924	Brink's Co.					160,462
1,874	Cimpress NV *					238,766
2,719	Ennis, Inc.					54,108
3,095	Herc Holdings, Inc. *					203,403
548	LendingTree, Inc. *					201,582
2,298	National Research Corp. - ADR					86,520
4,239	TAL Education Group					138,064
						1,082,905
	COMPUTERS - (2.3) %
2,013	Globant SA *					91,471
4,770	Mercury Systems, Inc. *					229,055
4,187	Nutanix, Inc. *					134,403
8,366	Pure Storage, Inc. *					168,491
5,891	Vocera Communications, Inc. *					172,606
						796,026
	DISTRIBUTION/WHOLESALE - (2.6) %
10,997	Core-Mark Holding Co., Inc.					242,924
2,797	SiteOne Landscape Supply, Inc. *					213,020
1,692	WW Grainger, Inc.					456,265
						912,209
Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SECURITIES SOLD SHORT (Continued) - (72.9) %
	DIVERSIFIED FINANCIAL SERVICES - (0.4) %
1,367	Ellie Mae, Inc. *					$127,815

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.9) %
1,882	Advanced Energy Industries, Inc. *					133,867
1,543	Energizer Holdings, Inc.					89,833
1,441	Novanta, Inc. *					83,434
669	Universal Display Corp.					106,639
12,717	Vicor Corp. *					232,721
						646,494
	ELECTONICS - (0.6) %
787	Mesa Laboratories, Inc.					111,368
6,393	ZAGG, Inc. *					106,763
						218,131
	ENERGY - ALTERNATE SOURCES - (0.4) %
22,389	Ballard Power Sysytems, Inc. *					82,951
1,343	SolarEdge Technologies, Inc. *					48,214
						131,165
	ENGINEERING & CONSTRUCTION SERVICES - (0.5) %
3,618	Comfort Systems USA, Inc.					154,127

	ENTERTAINMENT - (0.6) %
3,025	Six Flags Entertainment Corp.					204,369

	ENVIRONMENTAL CONTROL - (0.8) %
7,744	AquaVenture Holdings Ltd. *					117,786
2,796	Clean Harbors, Inc. *					154,731
						272,517
	FOOD - (2.2) %
3,845	Blue Buffalo Pet Products, Inc. *					130,653
2,047	Hain Celestial Group, Inc. *					78,073
1,308	Lancaster Colony Corp.					167,947
2,561	Post Holdings, Inc. *					193,791
15,702	SunOpta, Inc. *					116,195
2,249	Tootsie Roll Industries, Inc.					80,514
						767,173
	HEALTHCARE PRODUCTS - (8.3) %
2,100	Accelerate Diagnostics, Inc. *					60,690
6,989	AtriCure, Inc. *					113,991
276	Atrion Corp.					158,810
6,848	BioTelemetry, Inc. *					233,859
3,465	Cardiovascular Systems, Inc. *					85,620
12,334	CryoLife, Inc. *					232,496
6,674	Cutera, Inc. *					331,030
1,180	Hologic, Inc. *					50,386
307	ICU Medical, Inc. *					70,288
479	Inogen, Inc. *					58,361
9,072	Invacare Corp.					166,925
7,843	K2M Group Holdings, Inc. *					165,252
5,148	Lantheus Holdings, Inc. *					118,404
4,730	MiMedx Group, Inc. *					79,228
1,893	NuVasive, Inc. *					92,511
16,955	OraSure Technologies, Inc. *					368,941
615	Penumbra, Inc. *					61,254
10,346	STAAR Surgical Co. *					162,432
3,183	Surmodics, Inc. *					93,262
9,306	ViewRay, Inc. *					83,103
4,044	Wright Medical Group NV					92,001
						2,878,844
	HEALTHCARE SERVICES - (2.1) %
1,897	Addus HomeCare Corp. *					68,007
7,447	American Renal Associates Holdings, Inc. *					140,823
6,441	Medpace Holdings, Inc. *					236,578
3,446	US Physical Therapy, Inc.					261,724
						707,132
	HOME BUILDERS - (0.5) %
2,205	Installed Building Products, Inc. *					158,650

	HOME FURNISHINGS - (2.0) %
4,408	Ethan Allen Interiors, Inc.					109,539
3,294	iRobot Corp. *					292,343
5,734	Sleep Number Corp. *					215,828
1,465	Tempur Sealy International, Inc. *					87,373
						705,083
	INSURANCE - (1.3) %
2,431	Erie Indemnity Co.					288,706
2,463	RLI Corp.					158,272
						446,978
	INTERNET - (7.0) %
6,512	ANGI Homeservices, Inc. *					87,000
11,603	Boingo Wireless, Inc. *					281,373
7,082	Chegg, Inc. *					122,660
10,530	FireEye, Inc. *					158,792
3,481	HealthStream, Inc. *					81,873
7,698	Internap Corp. *					128,788
7,534	Lands' End, Inc. *					126,571
17,282	Limelight Networks, Inc. *					75,695
4,211	LINE Corp. - ADR *					186,926
4,958	Q2 Holdings, Inc. *					209,971
3,879	Remark Holdings, Inc. *					37,432
1,174	Shopify, Inc. *					150,178
15,993	Snap Inc. *					216,225
8,639	TrueCar, Inc. *					101,854
4,010	Tucows, Inc. *					217,342
6,660	Twitter, Inc. *					171,895
1,611	Zillow Group, Inc. *					71,625
						2,426,200
Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SECURITIES SOLD SHORT (Continued) - (72.9) %
	LEISURE TIME - (1.2) %
4,344	Callaway Golf Co.					$64,161
821	LCI Industries					90,515
13,436	Marine Products Corp.					196,166
2,195	Planet Fitness, Inc.					74,103
						424,945
	MACHINERY DIVERSIFIED - (1.6) %
1,248	Kadant, Inc.					125,112
4,157	Tennant Co.					280,182
4,661	Twin Disc, Inc. *					137,406
						542,700
	METAL FABRICATE/HARDWARE - (0.9) %
3,963	Omega Flex, Inc.					242,377
1,193	Sun Hydraulics Corp.					74,061
						316,438
	MINING - (0.6) %
8,003	Century Aluminum Co. *					178,067
27,671	Uranium Energy Corp. *					43,443
						221,510
	MISCELLANEOUS MANUFACTURING - (0.3) %
4,200	Myers Industries, Inc.					88,200

	OIL & GAS SERVICES - (0.4) %
1,244	Core Laboratories NV					142,189

	PHARMACEUTICALS - (1.7) %
3,928	Amphastar Pharmaceuticals, Inc. *					73,218
1,119	DexCom, Inc. *					65,126
4,521	Diplomat Pharmacy, Inc. *					122,022
621	GW Pharmaceuticals PLC - ADR *					85,779
2,992	Heska Corp. *					233,226
						579,371
	REAL ESTATE - (0.1) %
659	HFF, Inc.					32,429

	REITS - (2.9) %
6,271	Acadia Realty Trust					154,016
7,747	American Homes 4 Rent					161,060
9,109	Physicians Realty Trust					148,477
7,874	Rexford Industrial Realty, Inc.					233,779
6,588	Terreno Realty Corp.					234,533
3,180	Urban Edge Properties					74,348
						1,006,213
	RETAIL - (4.7) %
3,507	At Home Group, Inc. *					111,102
102	AutoZone, Inc. *					78,075
9,709	Carrols Restaurant Group, Inc. *					120,877
1,969	Dave & Buster's Entertainment, Inc. *					92,543
13,347	Duluth Holdings, Inc. *					235,041
824	Genuine Parts Co.					85,754
10,074	Industria de Diseno Textil SA - ADR					180,123
4,178	Lumber Liquidators Holdings, Inc. *					116,733
529	O'Reilly Automotive, Inc. *					140,021
6,218	Shake Shack, Inc. *					271,789
12,598	Tile Shop Holdings, Inc.					117,791
5,299	Zoe's Kitchen, Inc. *					78,001
						1,627,850
	SEMICONDUCTORS - (3.2) %
5,268	Advanced Micro Devices, Inc.					72,382
9,187	AIXTRON SE					138,939
9,844	Axcelis Technologies, Inc.					254,960
2,687	CEVA, Inc.					118,228
11,867	Himax Technologies, Inc. - ADR					101,226
5,137	Nanometrics, Inc.					127,244
825	NVIDIA Corp.					202,785
1,857	SMART Global Holdings, Inc.					67,353
1,221	Ultra Clean Holdings, Inc.					26,484
						1,109,601
	SOFTWARE - (6.5) %
2,878	2U, Inc. *					213,749
3,284	ACI Worldwide, Inc. *					76,977
1,148	Alteryx, Inc. *					31,455
2,341	Aspen Technology, Inc. *					181,310
1,960	Atlassian Corp. PLC *					105,820
10,114	Box, Inc. *					224,935
3,499	CommerceHub, Inc. *					70,750
1,181	Guidewire Software, Inc. *					93,831
1,599	HubSpot, Inc. *					155,183
32,942	ImageWare Systems, Inc. *					66,213
13,885	Inovalon Holdings, Inc. *					180,505
1,021	Medidata Solutions, Inc. *					69,540
2,762	MINDBODY, Inc. *					97,084
1,849	New Relic, Inc. *					110,441
2,173	Omnicell, Inc. *					106,586
3,337	PDF Solutions, Inc. *					45,650
2,181	Progress Software Corp.					108,679
530	Workday, Inc. *					63,542
11,071	Workiva, Inc. *					246,883
						2,249,133
	TELECOMMUNICATION - (1.2) %
2,825	Cincinnati Bell, Inc. *					48,731
14,671	Extreme Networks, Inc. *					220,505
8,726	Oclaro, Inc. *					51,832
9,189	ORBCOMM, Inc. *					105,582
						426,650
	TRUCKING & LEASING - (0.3) %
1,502	GATX Corp.					106,852

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SECURITIES SOLD SHORT (Continued) - (72.9) %
	WATER - (0.8) %
1,415	Connecticut Water Service, Inc.					$75,066
5,835	York Water Co.					184,678
						259,744

	SECURITIES SOLD SHORT (Proceeds - $23,707,962)					25,186,084

	ADR - American Depositary Receipt
	LP - Limited Partnership
	PLC - Public Limited Company
*	Non-income producing security.
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on January 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,815,161 including options
	and securities sold short and differs from fair value by net unrealized appreciation
	(depreciation) of securities as follows:
				Unrealized appreciation		$5,201,231
				Unrealized depreciation		(3,226,336)
				Net unrealized appreciation		$1,974,895

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares						Value
	COMMON STOCK - 75.7%
	AUTO MANUFACTURERS - 0.1%
10,041	Blue Bird Corp. * ^					$212,367

	AUTO PARTS & EQUIPMENT - 0.1%
4,672	Meritor, Inc. * ^					127,452

	BANKS - 3.0%
8,054	Ameris Bancorp ^					431,292
126,892	CenterState Banks, Inc.					3,297,923
10,060	Columbia Banking System, Inc. ^					433,385
17,574	First Midwest Bancorp, Inc. ^					436,890
5,637	Independent Bank Group, Inc. +					404,455
						5,003,945
	BEVERAGES - 2.6%
205,622	Craft Brew Alliance, Inc. * ^					3,978,786
5,501	MGP Ingredients, Inc. ^					492,560
						4,471,346
	BIOTECHNOLOGY - 0.3%
14,720	Myriad Genetics, Inc. * ^					542,874

	BUILDING MATERIALS - 5.5%
52,223	Armstrong World Industries, Inc. * ^					3,274,382
5,695	Masonite International Corp. *					397,226
142,515	NCI Building Systems, Inc. * ^					2,629,402
26,071	Quanex Building Products Corp. ^					539,670
20,053	Summit Materials, Inc. *					640,693
22,532	US Concrete, Inc. * ^					1,754,116
						9,235,489
	CHEMICALS - 1.8%
95,796	Ferro Corp. * ^					2,253,122
13,181	Huntsman Corp. ^					455,667
15,263	Mosaic Co.					416,680
						3,125,469
	COMMERCIAL SERVICES - 4.6%
42,111	AMN Healthcare Services, Inc. * ^					2,259,255
10,893	CAI International, Inc. * ^					307,836
42,732	CRA International, Inc.					1,984,047
5,673	Herc Holdings, Inc. *					372,830
14,614	Korn/Ferry International					651,200
5,609	Medifast, Inc.					385,394
19,774	Quanta Services, Inc. * ^					761,101
15,951	Weight Watchers International, Inc. *					1,025,490
						7,747,153
	COMPUTERS - 2.1%
44,151	Carbonite, Inc. * ^					1,112,605
8,598	Cray, Inc. *					208,501
9,918	Lumentum Holdings, Inc. * ^					459,203
37,222	Quantum Corp. * ^					230,404
56,580	USA Technologies, Inc. * ^					478,101
18,532	Varonis Systems, Inc. * ^					1,006,288
						3,495,102
	DISTRIBUTION/WHOLESALE - 2.7%
25,004	Core-Mark Holding Co., Inc.					552,338
94,492	LKQ Corp. * ^					3,971,499
						4,523,837
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
605,498	R1 RCM, Inc. * ^					3,118,315

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
1,740	Universal Display Corp. ^					277,356

	ELECTRONICS - 3.8%
1,793	Coherent, Inc. *					465,319
38,090	Electro Scientific Industries, Inc. * ^					892,068
12,301	II-VI, Inc. * ^					524,638
50,875	KEMET Corp. * ^					1,035,815
47,834	OSI Systems, Inc. * ^					3,160,871
6,381	Plexus Corp. * ^					381,265
						6,459,976
	ENGINEERING & CONSTRUCTION - 2.1%
26,156	Chicago Bridge & Iron Co. ^					545,876
25,764	Dycom Industries, Inc. *					3,006,916
						3,552,792
	ENTERTAINMENT - 0.5%
17,614	Scientific Games Corp. *					821,693

	ENVIRONMENTAL CONTROL - 1.3%
32,987	Casella Waste Systems, Inc. *					843,807
23,922	Clean Harbors, Inc. *					1,323,843
16,017	Hudson Technologies, Inc. * ^					100,587
						2,268,237
Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	COMMON STOCK (Continued) - 75.7%
	FOOD - 0.1%
2,593	Calavo Growers, Inc. ^					$225,591

	HAND/MACHINE TOOLS - 0.3%
25,076	Milacron Holdings Corp. *					475,692

	HEALTHCARE - PRODUCTS - 5.3%
19,040	AxoGen, Inc. * ^					529,312
12,690	BioTelemetry, Inc. * ^					433,364
169,716	Bovie Medical Corp. * ^					403,924
121,916	Cerus Corp. * ^					540,088
11,275	Globus Medical, Inc. * ^					519,101
74,360	Invacare Corp.					1,368,224
50,958	MiMedx Group, Inc. * ^					853,546
71,926	OraSure Technologies, Inc. * ^					1,565,110
34,811	STAAR Surgical Co. * ^					546,533
22,912	STERIS PLC					2,083,159
						8,842,361
	HEALTHCARE - SERVICES - 1.5%
72,286	Envision Healthcare Corp. *					2,601,573

	HOME BUILDERS - 1.4%
17,124	Thor Industries, Inc.					2,340,166

	HOME FURNISHINGS - 1.9%
572	Ethan Allen Interiors, Inc.					14,214
64,346	Sleep Number Corp. * ^					2,421,983
13,370	Tempur Sealy International, Inc. *					797,387
						3,233,584
	INTERNET - 3.1%
9,459	Baozun, Inc. * ^					368,428
135,226	Boingo Wireless, Inc. * ^					3,279,230
45,379	Perficient, Inc. * ^					878,991
6,787	Proofpoint, Inc. * ^					692,410
						5,219,059
	MACHINERY-CONSTRUCTION & MINING - 0.8%
13,929	Astec Industries, Inc.					869,170
8,537	Terex Corp.					401,410
						1,270,580
	MACHINERY - DIVERSIFIED - 1.6%
7,079	Applied Industrial Technologies, Inc.					522,076
16,112	Chart Industries, Inc. *					798,672
30,756	NN, Inc. ^					885,773
3,446	Zebra Technologies Corp. * ^					424,409
						2,630,930
	MEDIA - 2.2%
48,740	Nexstar Media Group, Inc. ^					3,660,374

	METAL FABRICATE/HARDWARE - 0.6%
22,541	DMC Global, Inc. ^					516,189
16,044	Rexnord Corp. *					450,997
						967,186
	MINING - 0.5%
63,909	Hi-Crush Partners LP ^					824,426

	MISCELLANEOUS MANUFACTURING - 1.9%
530,472	DIRTT Environmental Solutions *					2,481,892
39,544	Harsco Corp. * ^					707,838
						3,189,730
	OIL & GAS - 0.8%
12,334	Matador Resources Co. * ^					399,745
8,201	Parsley Energy, Inc. * ^					193,544
51,470	Trecora Resources *					684,551
						1,277,840
	OIL & GAS SERVICES - 0.3%
42,475	NOW, Inc. * ^					500,780

	PHARMACEUTICALS - 0.0%
32,893	BioScrip, Inc. *					91,771

	REAL ESTATE - 0.4%
22,185	Realogy Holdings Corp.					610,309

	REITS - 0.3%
20,248	CoreCivic, Inc.					469,956

	RETAIL - 1.3%
23,459	American Eagle Outfitters, Inc. ^					422,262
34,605	Del Taco Restaurants, Inc. *					438,445
5,910	MSC Industrial Direct Co., Inc.					554,831
226,082	Tuesday Morning Corp. * ^					655,638
3,573	Urban Outfitters, Inc. * ^					121,875
						2,193,051
Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	COMMON STOCK (Continued) - 75.7%
	SAVINGS & LOANS - 0.3%
10,545	Pacific Premier Bancorp, Inc. *					$429,709

	SEMICONDUCTORS - 2.2%
1,141	Aquantia Corp. * ^					14,924
25,327	Cypress Semiconductor Corp. ^					437,904
29,745	Integrated Device Technology, Inc. * ^					889,375
21,024	Kulicke & Soffa Industries, Inc. *					483,762
16,375	MagnaChip Semiconductor Corp. * ^					204,687
9,357	Microsemi Corp. * ^					578,169
2,408	Monolithic Power Systems, Inc. ^					286,841
38,279	Ultra Clean Holdings, Inc. *					830,271
						3,725,933
	SOFTWARE - 8.3%
31,242	Allscripts Healthcare Solutions, Inc. * ^					465,818
31,048	Apptio, Inc. * ^					793,276
11,867	Bottomline Technologies de, Inc. *					433,146
163,600	Brightcove, Inc. *					1,104,300
36,671	Callidus Software, Inc. * ^					1,318,322
64,440	Digi International, Inc. * ^					666,954
6,909	Ebix, Inc. ^					567,229
56,082	Five9, Inc. * ^					1,458,693
57,281	LivePerson, Inc. * ^					684,508
4,530	MINDBODY, Inc. *					159,229
137,383	Mitel Networks Corp. *					1,236,447
196,320	Nuance Communications, Inc. *					3,496,459
87,766	Ribbon Communications, Inc. * ^					612,607
38,398	Upland Software, Inc. * ^					888,146
						13,885,134
	STORAGE/WAREHOUSING - 1.5%
64,580	Mobile Mini, Inc.					2,444,353

	TELECOMMUNICATIONS - 1.7%
55,657	Extreme Networks, Inc. * ^					836,525
58,588	ORBCOMM, Inc. * ^					673,176
123,103	Vonage Holdings Corp. * ^					1,377,523
						2,887,224
	TRANSPORTATION - 4.8%
3,151	Atlas Air Worldwide Holdings, Inc. *					177,401
30,761	Echo Global Logistics, Inc. * ^					898,221
62,849	Heartland Express, Inc. ^					1,426,044
32,721	Hub Group, Inc. * ^					1,572,244
41,473	Knight-Swift Transportation Holdings, Inc. ^					2,064,941
42,344	Marten Transport Ltd.					982,381
21,292	USA Truck, Inc. *					429,247
5,858	XPO Logistics, Inc. * ^					553,230
						8,103,709

	TOTAL COMMON STOCK (Cost - $96,767,973)					127,084,424
				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.1% +
	CALL OPTIONS PURCHASED - 0.0%
59	8X8, Inc.	Goldman Sachs	$103,250	2/16/2018	$17.50	4,720
12	Coherent, Inc.	Goldman Sachs	342,000	2/16/2018	$285.00	9,312
26	Kulicke & Soffa Industries, Inc.	Goldman Sachs	62,400	2/16/2018	$24.00	1,872
89	Scientific Games Corp.	Goldman Sachs	489,500	2/16/2018	$55.00	3,916
	TOTAL CALL OPTIONS PURCHASED (Cost - $41,757)					19,820

	PUT OPTIONS PURCHASED - 0.1%
16	Euronet Worldwide, Inc.	Goldman Sachs	$152,000	2/16/2018	$95.00	7,680
88	iShares Russell 2000 ETF	Goldman Sachs	1,364,000	2/16/2018	$155.00	12,232
29	iShares Transportation Average	Goldman Sachs	574,200	2/16/2018	$198.00	9,425
29	iShares Transportation Average	Goldman Sachs	580,000	2/16/2018	$200.00	10,730
29	iShares Transportation Average	Goldman Sachs	594,500	2/16/2018	$205.00	23,316
59	OraSure Technologies, Inc.	Goldman Sachs	118,000	2/16/2018	$20.00	5,162
88	PowerShares QQQ Trust Series 1	Goldman Sachs	1,452,000	2/16/2018	$165.00	11,528
29	Technology Select Sector SPDR	Goldman Sachs	197,200	2/16/2018	$68.00	2,552
61	Tractor Supply Co.	Goldman Sachs	457,500	2/16/2018	$75.00	14,030
30	VanEck Vectors Semiconductor ETF	Goldman Sachs	318,000	2/16/2018	$106.00	5,850
	TOTAL PUT OPTIONS PURCHASED (Cost - $83,494)					102,505

	TOTAL OPTIONS PURCHASED (Cost - $125,251)					122,325
Shares
	RIGHTS - 0.0%
25,442	Nextstar Broadcasting Group CVR #					0
	TOTAL RIGHTS (Cost - $7,633)

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SHORT-TERM INVESTMENTS - 24.1%
	MONEY MARKET FUND - 24.1%
40,469,230	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.22% **					$40,469,230
	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,469,230)

	TOTAL INVESTMENTS - 99.9% (Cost - $137,370,087) (a)					$167,675,979
	CALL OPTIONS WRITTEN - (0.0) % (Proceeds - $52,961)					(31,326)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds - $16,271)					(16,976)
	SECURITIES SOLD SHORT (27.3) % (Proceeds - $45,313,193)					(45,736,007)
	OTHER ASSETS LESS LIABILITIES - 27.4%					45,961,967
	NET ASSETS - 100.0%					$167,853,637

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.0) % +
	CALL OPTIONS WRITTEN - (0.0) %
59	8x8, Inc.	Goldman Sachs	$118,000	2/16/2018	$20.00	$590
22	Bottomline Technologies, Inc.	Goldman Sachs	88,000	2/16/2018	$40.00	770
12	Coherent, Inc.	Goldman Sachs	378,000	2/16/2018	$315.00	3,330
283	Express, Inc.	Goldman Sachs	226,400	2/16/2018	$8.00	1,415
18	G-III Apparel Group Ltd.	Goldman Sachs	81,000	2/16/2018	$45.00	90
26	Kulicke & Soffa Industries, Inc.	Goldman Sachs	62,400	2/16/2018	$24.00	130
18	MGP Ingredients, Inc.	Goldman Sachs	171,000	3/16/2018	$95.00	6,300
84	Orasure Technologies, Inc.	Goldman Sachs	705,600	3/16/2018	$84.00	14,070
89	Scientific Games Corp.	Goldman Sachs	578,500	2/16/2018	$65.00	1,558
9	Universal Display Corp.	Goldman Sachs	198,000	2/16/2018	$220.00	153
292	USA Technologies, Inc.	Goldman Sachs	292,000	2/16/2018	$10.00	2,920
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $52,961)					31,326

	PUT OPTIONS WRITTEN - (0.0) %
29	Ethan Allen Interiors, Inc.	Goldman Sachs	$71,601	2/16/2018	$24.69	1,740
88	iShares Russell 2000 ETF	Goldman Sachs	1,276,000	2/16/2018	$145.00	1,760
29	iShares Transportation Average	Goldman Sachs	536,500	2/16/2018	$185.00	1,232
29	iShares Transportation Average	Goldman Sachs	551,000	2/16/2018	$190.00	2,610
88	PowerShares QQQ Trust Series 1	Goldman Sachs	1,364,000	2/16/2018	$155.00	2,200
18	WW Grainger, Inc.	Goldman Sachs	468,000	2/16/2018	$260.00	7,434
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $16,271)					16,976

	TOTAL OPTIONS WRITTEN (Proceeds - $69,232)					48,302
Shares
	SECURITIES SOLD SHORT - (27.3) %
	AEROPACE/DEFENSE - (0.3) %
9,082	AAR Corp.					367,549
5,242	Aerovironment, Inc. *					269,229
						636,778
	APPAREL - (0.6) %
79,572	Crocs, Inc. *					1,075,018

	AUTO MANUFACTURERS - (0.2) %
6,989	Navistar International Corp. *					320,306

	AUTO PARTS & EQUIPMENT - (0.1) %
2,271	Dorman Products, Inc. *					171,324

	BEVERAGES - (0.4) %
6,027	National Beverage Corp.					665,803

	BIOTECHNOLOGY - (0.9) %
24,991	Cambrex Corp. *					1,408,243
901	Exact Sciences Corp. *					44,789
						1,453,032
	BUILDING MATERIALS - (0.8) %
12,283	Louisiana-Pacific Corp. * ^					363,700
2,538	Martin Marietta Materials, Inc.					579,095
572	NCI Building Systems, Inc. *					10,553
11,058	Summit Materials, Inc. * ^					353,303
						1,306,651
	CHEMICALS - (2.0) %
14,891	Balchem Corp.					1,176,389
29,539	Innophos Holdings, Inc.					1,366,770
15,548	RPM International, Inc.					811,606
						3,354,765
	COMMERCIAL SERVICES - (1.0) %
294	Euronet Worldwide, Inc. *					27,598
23,048	Hertz Global Holdings, Inc. *					528,491
21,421	Huron Consulting Group, Inc. *					860,053
2,228	ICF International, Inc. *					118,307
14,254	MoneyGram International, Inc. *					172,188
						1,706,637
Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SECURITIES SOLD SHORT (Continued) - (27.3) %
	COMPUTERS - (1.2) %
34,996	Convergys Corp.					$814,357
2,432	Digimarc Corp.					75,149
6,850	ExlService Holdings, Inc.					416,137
4,393	NetScout Systems, Inc.					125,200
28,020	Syntel, Inc.					631,851
						2,062,694
	ELECTRONICS - (1.5) %
6,287	ESCO Technologies, Inc.					384,450
43,586	Gentex Corp.					1,032,116
11,855	Jabil, Inc.					301,473
40,005	Vishay Intertechnology, Inc.					878,110
						2,596,149
	ENGINEERING & CONSTRUCTION - (0.9) %
22,607	Aegion Corp. *					566,984
12,984	Granite Construction, Inc.					865,903
1,079	MasTec, Inc. *					57,619
						1,490,506
	ENVIRONMENTAL CONTROL - (0.4) %
12,327	Clean Harbors, Inc. *					682,176

	EQUITY FUNDS - (1.8) %
6,737	First Trust Technology AlphaDEX Fund					374,240
5,388	iShares PHLX Semiconductor ETF					993,924
8,420	iShares Russell 2000 Growth ETF					1,631,375
						2,999,539
	FOOD - (0.9) %
14,156	B&G Foods, Inc.					467,148
31,774	Smart & Final Stores, Inc. *					298,676
24,335	Sprouts Farmers Market, Inc. *					679,677
						1,445,501
	FOREST PRODUCTS & PAPER - (0.0) %
1,323	Schweitzer-Mauduit International, Inc.					59,905

	HEALTHCARE - PRODUCTS - (0.4) %
20,975	Obalon Therapeutics, Inc. *					85,997
19,744	Tactile Systems Technology, Inc. *					622,528
						708,525
	HOME BUILDERS - (1.0) %
5,498	Thor Industries, Inc.					751,357
20,229	Winnebago Industries, Inc.					919,408
						1,670,765
	HOME FURNISHINGS - (0.7) %
16,726	Leggett & Platt, Inc.					777,926
5,921	Tempur Sealy International, Inc. *					353,128
						1,131,054
	HOUSEHOLD PRODUCTS/WARES - (0.2) %
3,806	SodaStream International Ltd. *					299,266

	INSURANCE - (0.3) %
14,355	Horace Mann Educators Corp.					592,862

	INTERNET - (1.5) %
13,944	8x8, Inc. *					246,809
80,607	ANGI Homeservices, Inc. *					1,076,910
85,384	Endurance International Group Holdings, Inc. *					708,687
35,265	Snap, Inc. *					476,783
						2,509,189
	LEISURE TIME - (0.2) %
2,050	Harley-Davidson, Inc.					99,343
17,867	Nautilus, Inc. *					229,591
						328,934
	MACHINERY - DIVERSIFIED - (1.3) %
4,510	Cognex Corp.					281,289
161	Cummins, Inc.					30,268
5,857	Flowserve Corp.					265,439
3,618	Graco, Inc.					169,322
15,614	Manitowoc Co., Inc. *					625,809
4,129	Nordson Corp.					593,420
5,635	Welbilt, Inc. *					125,660
						2,091,207
	MEDIA - (0.0) %
294	TiVo Corp.					4,101

	MISCELLANEOUS MANUFACTURING - (0.8) %
2,635	Carlisle Cos., Inc.					300,943
5,370	Fabrinet *					133,230
42,571	Myers Industries, Inc.					893,991
						1,328,164
	OFFICE FURNISHINGS - (0.3) %
26,601	Steelcase, Inc.					413,646

	PHARMACEUTICALS - (0.2) %
4,122	Heska Corp.					321,310

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Shares						Value
	SECURITIES SOLD SHORT (Continued) - (27.3) %
	RETAIL - (2.3) %
13,167	Del Taco Restaurants, Inc. * ^					$166,826
13,204	DineEquity, Inc.					731,237
15,167	Finish Line, Inc.					171,842
38,370	Freshpet, Inc. *					706,008
41,004	Hibbett Sports, Inc. *					926,690
24,199	PetMed Express, Inc.					1,093,795
763	Tractor Supply Co.					58,179
						3,854,577
	SEMICONDUCTORS - (0.4) %
2,157	CEVA, Inc.					94,908
22,069	MaxLinear, Inc.					569,160
						664,068
	SOFTWARE - (2.8) %
7,984	2U, Inc. *					592,972
114,541	Avid Technology, Inc. *					618,521
4,393	Cadence Design Systems, Inc. *					197,070
11,923	Everbridge, Inc. *					384,874
14,646	Inovalon Holdings, Inc. *					190,398
4,394	Itron, Inc. *					321,641
2,661	MicroStrategy, Inc. *					366,500
15,893	Progress Software Corp.					791,948
8,456	PROS Holdings, Inc. *					245,562
3,309	PTC, Inc. *					240,498
193,304	Zynga, Inc. *					692,028
						4,642,012
	TELECOMMUNICATIONS - (1.6) %
26,175	Clearfield, Inc. *					338,966
199,992	Harmonic, Inc. *					729,971
34,369	SITO Mobile Ltd. *					207,932
17,657	ViaSat, Inc. *					1,335,222
						2,612,091
	TRANSPORTATION - (0.3) %
4,448	JB Hunt Transport Services, Inc.					537,452

	TOTAL SECURITIES SOLD SHORT (Proceeds - $45,313,193)					45,736,007

	CVR - Contingent Value Rights
	ETF - Exchange Traded Fund
	PLC - Public Limited Company
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
^	All or a portion of this security is held as collateral for securities sold short or options written.
+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	Money market fund; interest rate reflects effective yield on January 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $93,535,452 including options and
	securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation				$33,535,476
		Unrealized depreciation				(5,179,258)
		Net unrealized appreciation				$28,356,218

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. .Future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$14,395	$-	$-	$14,395
Exchange Traded Funds		2,915,794	-	-	2,915,794
Call Options Purchased		-	6,750	-	6,750
Money Market Funds		9,880,295	-	-	9,880,295
Total		$12,810,484	$6,750	$-	$12,817,234
Liabilities *
Forward Currency Contracts		$-	$123,624	$-	$123,624
Securities Sold Short		3,214,773	-	-	3,214,773
Total		$3,214,773	$123,624	$-	$3,338,397

Balter European L/S Small Cap Fund
Assets **		Level 1	Level 2	Level 3	Total
Common Stock		$56,254,762	$-	$-	$56,254,762
Money Market Funds		18,913,161	-	-	18,913,161
Total		$75,167,923	$-	$-	$75,167,923
Liabilities**
Securities Sold Short		$11,952,447	$-	$-	$11,952,447
Forward Currency Contracts		-	1,081,045	-	1,081,045
Total		$11,952,447	$1,081,045	$-	$13,033,492

Balter Invenomic Fund
Assets **		Level 1	Level 2	Level 3	Total
Common Stock		$33,025,233	$-	$-	$33,025,233
Call Options Purchased		104,042	-	-	104,042
Money Market Funds		3,928,105	-	-	3,928,105
Total		$37,057,380	$-	$-	$37,057,380
Liabilities**
Call Options Written		$81,240	$-	$-	$81,240
Securities Sold Short		25,186,084	-	-	25,186,084
Total		$25,267,324	$-	$-	$25,267,324

Balter L/S Small Cap Equity Fund
Assets **		Level 1	Level 2	Level 3	Total
Common Stock		$127,084,424	$-	$-	$127,084,424
Call Options Purchased		19,820	-	-	19,820
Put Options Purchased		102,505	-	-	102,505
Money Market Funds		40,469,230	-	-	40,469,230
Rights		-	0	-	0
Total		$167,675,979	$0	$-	$167,675,979
Liabilities**
Call Options Written		$31,326	$-	$-	$31,326
Put Options Written		16,976	-	-	16,976
Securities Sold Short		45,736,007	-	-	45,736,007
Total		$45,784,309	$-	$-	$45,784,309
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Global Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of the Fund's Total Net
	Inception Date of SPC	January 31, 2018	Assets at January 31, 2018
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$2,165,727	2.34%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of January 31, 2018 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized appreciation/(depreciation) on derivatives
	Commodity	Currency	Equity	Total Value at January 31, 2018
Purchased Options	$(6,210)	$-	$-	$(6,210)
Forward Currency Contracts	-	(123,624)	-	(123,624)
Total	$(6,210)	$(123,624)	$-	$(129,834)

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at January 31, 2018
Forward Currency Contracts	$(1,081,445)	$(1,081,445)
Total	$(1,081,445)	$(1,081,445)

Balter Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2018
Purchased Options	$2,596	$2,596
Written Options	(21,199)	(21,199)
Total	$(18,603)	$(18,603)

Balter L/S Small Cap Equity Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2018
Purchased Options	$(2,926)	$(2,926)
Written Options	20,930	20,930
Total	$18,004	$18,004

The notional value of the derivative instruments outstanding as of January 31, 2018 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a reconciliation of Nextstar Broadcasting Group CVR (Balter L/S Small Cap Equity Fund), for which Level 3 inputs were used in determining value:

	Balter L/S Small Cap
	Equity Fund
Beginning balance October 31, 2017	$-
Total realized gain/(loss)	-
Change in unrealized appreciation	-
Capital Distribution	-
Tax basis adjustment	-
Net Transfers in/(out) of Level 3	-
Ending Balance January 31, 2018	$-

Quantitative disclosures of unobservable inputs and assumptions used by the Balter L/S Small Cap Equity Fund are below.

Investments in Securities
Balter L/S Small Cap Equity Fund	Fair Value	Valuation Techniques	Unobservable Input
Nextstar Broadcasting Group CVR	$-	Contingent Value Rights	Potential future cash payments
	$-

Fair value securities as a percent of net assets at January 31, 2018 were 0.0% for the Balter L/S Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/28/18